LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Land Use Rights [Line Items]
Land use rights, gross	$ 1,129,566	$ 1,195,084
Less: accumulated amortization	(546,784)	(524,212)
Land use rights, net	582,782	670,872
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	80,707	145,922
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	397,953	398,068
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 650,906	$ 651,094